UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22883

ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

155 West 19th Street, Fifth Floor
New York, NY 10011

(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 426-7040

Date of fiscal year end:  August 31

Date of reporting period:  August 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ARK ETF TRUST
ANNUAL REPORT

AUGUST 31, 2015

INVESTING AT THE PACE OF INNOVATION

ARK Genomic Revolution Multi-Sector ETF (ARKG)

ARK Industrial Innovation ETF (ARKQ)

ARK Innovation ETF (ARKK)

ARK Web x.0 ETF (ARKW)

ARK Invest | 155 West 19th Street 5th Floor, New York, NY 10011 | 212.426.7040 | info@ark-invest.com | ark-funds.com

The principal risks of investing in the ARK ETFs include: Equity Securities Risk: The value of the equity securities the Fund holds may fall due to general market and economic conditions. Foreign Securities Risk: Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. Health Care Sector Risk: Companies in the health care sector may be adversely affected by government regulations and government health care programs. Industrials Sector Risk: Companies in the industrials sector may be adversely affected by changes in government regulation, world events, economic conditions, environmental damages, product liability claims and exchange rates. Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.

The views expressed in the Shareholder Letter are those of ARK Investment Management LLC (“ARK”) as of August 31, 2015. Management’s Discussion of Fund Performance presents information about the Funds’ holdings that is believed to be accurate, and the views of the Funds’ portfolio manager, as of August 31, 2015. The Shareholder Letter and Management’s Discussion of Fund Performance may not necessarily reflect the views or holdings on the date this Annual Report is first published or anytime thereafter. The information in the Shareholder Letter and Management’s Discussion of Fund Performance may change, and the ARK ETFs disclaim any obligation to advise shareholders of any such changes. Certain information was obtained from sources that ARK believes to be reliable; however, ARK does not guarantee the accuracy or completeness of any information obtained from any third party.

Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit www.ark-funds.com for the most current list of portfolio holdings for the ARK ETFs.

The S&P® 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in an ARK ETF will not match those in an index, and performance of an ARK ETF will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

Shareholder Letter
(Unaudited)

Dear Shareholder:

This Annual Report for the ARK ETF Trust covers the period from the commencement date of each ARK ETF through August 31, 2015. The ARK ETF Trust currently consists of four actively-managed, theme-based ETFs:

ETF	Commencement Date
ARK Genomic Revolution Multi-Sector ETF	10/31/14
ARK Industrial Innovation ETF	9/30/14
ARK Innovation ETF	10/31/14
ARK Web x.0 ETF	9/30/14

ARK Investment Management LLC (“ARK”), the investment adviser to the ARK ETFs, aims to capture innovative themes within ETFs. DNA sequencing, robotics, and cloud technologies are three examples. The ARK ETFs aim to capitalize on disruptive innovation that cuts across economic sectors and changes the way the world works over a three to five year period. We believe DNA sequencing, for example, will revolutionize health care, agriculture, food, and energy, among other industries. Similarly, robotics and the cloud are having an impact on almost every major sector of the economy.

Many of the stocks in the ARK ETFs span the capitalization spectrum and often are not included, or are small positions, in traditional benchmarks. Consequently, the ARK ETFs complement traditional benchmarks, offering a tool for diversification and differentiation within a portfolio.

The most controversial element among our themes recently has been additive manufacturing, more commonly known as 3D Printing. Based on research, our conviction in this part of our Industrial Innovation theme remains high. While many investors are concerned about competition and commoditization, we have been averaging down into stocks like Stratasys, ExOne, and Materialise, as we believe additive manufacturing is poised to revolutionize the industrial and medical sectors, among others.

Ten to eleven months is too short a period of time, especially given recent volatility, to evaluate whether or not a three to five year theme is evolving productively. ARK’s active management seeks to provide early exposure to disruptive companies positioned for meaningful growth, while mitigating the risks with multi-cap and cross sector portfolios.

On the following pages, you will find information relating to your ARK ETF investment. If you have any questions, I encourage you to contact your financial advisor. You also can find additional information on the ARK ETF website at www.ark-funds.com. We appreciate the opportunity to help you meet your investment goals.

Sincerely,

Catherine D. Wood
Chief Investment Officer and Chief Executive Officer
ARK Investment Management LLC

Management’s Discussion of Fund Performance
(Unaudited)

Market Review and Investment Strategy

Since the third quarter of 2014, equity markets have experienced two major bouts of downside volatility while maintaining the uptrend that began in 2009. Both periods were characterized by fears of deflation triggered by oil and other commodity price declines as China restructures its economy, as well as concern that the Federal Reserve will increase interest rates, exacerbating deflation concerns globally. Both bouts of volatility have added to the proverbial “wall of worry” that investors are climbing as the major equity indices trend up.

ARK continues to research and discover companies that are causing or embracing disruptive innovation, spurring rapid growth in a slow growth world. During uncertain times, disruptive innovation tends to take root more quickly and accelerate the pace of change, enabling companies to cut costs, increase productivity, and create new products and services. While volatility tends to drive investment flows back to the benchmarks against which risk often is measured, the majority of stocks associated with disruptive innovation are not well represented, if at all, in traditional broad based benchmarks. ARK seeks to capitalize on opportunities missed as investors gravitate toward traditional benchmarks during uncertain times, while the fundamental growth associated with companies causing or embracing disruptive innovation accelerates.

Management’s Discussion of Fund Performance (continued)
(Unaudited)

Investment Results

ARK Genomic Revolution Multi-Sector ETF (ARKG)

The ARK Genomic Revolution Multi-Sector ETF is an actively managed exchange traded fund that invests in companies across multiple sectors, including health care, information technology, materials, energy and consumer discretionary, that are relevant to the Fund’s investment theme of the genomics revolution.

From its inception on October 31, 2014 through fiscal year end on August 31, 2015, the ARK Genomic Revolution Multi-Sector ETF outperformed the S&P 500 Index and the MSCI World Index, as shown in the table below. Contributing to the performance of the ARK Genomic Revolution Multi-Sector ETF were several elements comprising the Genomic Revolution theme, primarily Bioinformatics and Gene Therapy. Detracting from the performance of the Fund were Instrumentation, Molecular Diagnostics, and Agricultural Biology.

Total Return as of 8/31/15

Since Inception*
ARK Genomic Revolution Multi-Sector ETF (ARKG)
Net Asset Value	4.25%
Market Price	5.65%
S&P 500 Index	0.64%
MSCI World Index	(0.46)%

Growth of an Assumed $10,000 Investment Since Inception* Through 8/31/15
(At Net Asset Value)

*	ARKG commenced operations on 10/31/14.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.ark-funds.com. As stated in the ARK ETFs’ current prospectuses, the expense ratio for each ETF is 0.95%. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares. Returns for less than one year are not annualized.

Management’s Discussion of Fund Performance (continued)
(Unaudited)

Investment Results

ARK Industrial Innovation ETF (ARKQ)

The ARK Industrial Innovation ETF is an actively managed exchange traded fund that invests in securities of companies that are relevant to the Fund’s investment theme of industrial innovation.

From its inception on September 30, 2014 through fiscal year end on August 31, 2015, the ARK Industrial Innovation ETF underperformed the S&P 500 Index and the MSCI World Index, as shown in the table below. Detracting from the performance of the ARK Industrial Innovation ETF were several elements comprising the Industrial Innovation theme, chief among them 3D Printing and Robotics. Supporting the performance of the Fund were Energy Storage (primarily battery-related) and Space Exploration.

Total Return as of 8/31/15

Since Inception*
ARK Industrial Innovation ETF (ARKQ)
Net Asset Value	(8.35)%
Market Price	(7.85)%
S&P 500 Index	1.62%
MSCI World Index	(1.11)%

Growth of an Assumed $10,000 Investment Since Inception* Through 8/31/15
(At Net Asset Value)

*	ARKQ commenced operations on 9/30/14.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.ark-funds.com. As stated in the ARK ETFs’ current prospectuses, the expense ratio for each ETF is 0.95%. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares. Returns for less than one year are not annualized.

Management’s Discussion of Fund Performance (continued)
(Unaudited)

Investment Results

ARK Innovation ETF (ARKK)

The ARK Innovation ETF is an actively managed exchange traded fund that invests in companies that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics (“Genomic Revolution Theme”), industrial innovation (“Industrial Innovation Theme”) or the increased use of shared technology, infrastructure and services (“Web x.0 Theme”).

From its inception on October 31, 2014 through fiscal year end on August 31, 2015, the ARK Innovation ETF underperformed the S&P 500 Index but outperformed the MSCI World Index, as shown in the table below. Detracting from the performance of the ARK Innovation ETF were elements from each of its three disruptive innovation themes: 3D Printing in the Industrial Innovation Theme, Social Media in the Web x.0 Theme, and Instrumentation in the Genomic Revolution Theme. Contributing to the performance of this multi-theme Fund were elements from each of the themes: Energy Storage in the Industrial Innovation Theme, Cloud Computing in the Web x.0 Theme, and Bioinformatics in the Genomic Revolution Theme.

Total Return as of 8/31/15

Since Inception*
ARK Innovation ETF (ARKK)
Net Asset Value	0.30%
Market Price	0.50%
S&P 500 Index	0.64%
MSCI World Index	(0.46)%

Growth of an Assumed $10,000 Investment Since Inception* Through 8/31/15
(At Net Asset Value)

*	ARKK commenced operations on 10/31/14.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.ark-funds.com. As stated in the ARK ETFs’ current prospectuses, the expense ratio for each ETF is 0.95%. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares. Returns for less than one year are not annualized.

Management’s Discussion of Fund Performance (concluded)
(Unaudited)

Investment Results

ARK Web x.0 ETF (ARKW)

The ARK Web x.0 ETF is an actively managed exchange traded fund that invests in securities of companies that are relevant to the Fund’s investment theme of Web x.0.

From its inception on September 30, 2014 through fiscal year end on August 31, 2015, the ARK Web x.0 ETF outperformed the S&P 500 Index and the MSCI World Index. Contributing to the performance of the ARK Web x.0 ETF were several elements comprising the Web x.0 theme, primarily Cloud Computing, Media Ecosystem, and Big Data. Detracting from the performance of the Fund were Social Media and the Sharing Economy.

Total Return as of 8/31/15

Since Inception*
ARK Web x.0 ETF (ARKW)
Net Asset Value	10.10%
Market Price	9.60%
S&P 500 Index	1.62%
MSCI World Index	(1.11)%

Growth of an Assumed $10,000 Investment Since Inception* Through 8/31/15
(At Net Asset Value)

*	ARKW commenced operations on 9/30/14.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.ark-funds.com. As stated in the ARK ETFs’ current prospectuses, the expense ratio for each ETF is 0.95%. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares. Returns for less than one year are not annualized.

Shareholder Expense Examples
(Unaudited)

As a shareholder of an ARK ETF (each, a “Fund” and collectively, “Funds”) you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2015 through August 31, 2015).

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2015	Ending Account Value 8/31/2015	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
ARK Genomic Revolution Multi-Sector ETF
Actual	$1,000.00	$899.50	0.95%	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
ARK Industrial Innovation ETF
Actual	$1,000.00	$904.30	0.95%	$4.56
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
ARK Innovation ETF
Actual	$1,000.00	$940.50	0.95%	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
ARK Web x.0 ETF
Actual	$1,000.00	$995.90	0.95%	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
(a)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (the number of days in the period, then divided by 365.)

Sector Diversification (as a percentage of total investments)
August 31, 2015

ARK Genomic Revolution
Multi-Sector ETF (ARKG)

■ Health Care	85.6%
■ Information Technology	7.7
■ Materials	5.2
■ Consumer Discretionary	1.5
■ Money Market Fund	0.0	†
	100.0
†	Less than 0.05%

ARK Industrial Innovation ETF (ARKQ)

■ Information Technology	56.4%
■ Industrials	19.8
■ Consumer Discretionary	16.6
■ Health Care	6.1
■ Materials	1.0
■ Money Market Fund	0.1
100.0

ARK Innovation ETF (ARKK)

■ Information Technology	54.9%
■ Health Care	22.1
■ Consumer Discretionary	16.9
■ Industrials	5.0
■ Materials	1.1
■ Money Market Fund	0.0	†
	100.0
†	Less than 0.05%

ARK Web x.0 ETF (ARKW)

■ Information Technology	73.1%
■ Consumer Discretionary	16.9
■ Health Care	8.3
■ Industrials	1.6
■ Money Market Fund	0.1
100.0

The Schedule of Investments includes a list of each Fund’s investments segregated by industry.

Schedule of Investments
ARK Genomic Revolution Multi-Sector ETF

August 31, 2015

Investments	Shares	Value
COMMON STOCKS — 100.0%
Biotechnology — 44.0%
Agios Pharmaceuticals, Inc.*	1,021	$88,214
Alnylam Pharmaceuticals, Inc.*	2,313	238,031
Biogen, Inc.*	1,134	337,138
BioMarin Pharmaceutical, Inc.*	916	118,384
Bluebird Bio, Inc.*	651	86,628
Celgene Corp.*	1,654	195,304
Cepheid*	7,758	378,125
Clovis Oncology, Inc.*	1,913	148,946
Evogene Ltd.*	6,684	56,948
Five Prime Therapeutics, Inc.*	4,937	94,149
Foundation Medicine, Inc.*	18,496	435,396
Gilead Sciences, Inc.	1,214	127,555
Heat Biologics, Inc.*	8,743	42,491
Incyte Corp.*	1,197	139,079
Invitae Corp.*	22,366	228,357
Isis Pharmaceuticals, Inc.*	3,479	174,576
Kite Pharma, Inc.*	1,546	82,201
NewLink Genetics Corp.*	1,981	88,967
Regeneron Pharmaceuticals, Inc.*	565	290,127
Rosetta Genomics Ltd.*	32,052	77,566
Seres Therapeutics, Inc.*	2,692	111,260
uniQure NV*	3,754	100,570
Zafgen, Inc.*	2,165	79,066
Total Biotechnology		3,719,078
Chemicals — 5.2%
Monsanto Co.	3,799	370,972
Novozymes A/S(a)	1,568	68,349
Total Chemicals		439,321
Health Care Equipment & Supplies — 6.8%
Cerus Corp.*	74,788	370,949
Veracyte, Inc.*	21,075	198,737
Total Health Care Equipment & Supplies		569,686
Health Care Providers & Services — 1.8%
Laboratory Corp. of America Holdings*	1,315	154,920
Health Care Technology — 7.7%
athenahealth, Inc.*	2,742	364,604
Medidata Solutions, Inc.*	5,860	281,397
Total Health Care Technology		646,001

Investments	Shares	Value
Internet & Catalog Retail — 1.5%
Amazon.com, Inc.*	252	$129,248
Internet Software & Services — 1.6%
Hortonworks, Inc.*	5,653	134,315
Life Sciences Tools & Services — 17.0%
Accelerate Diagnostics, Inc.*	2,938	57,644
Compugen Ltd.*	54,204	266,684
Illumina, Inc.*	3,090	610,615
Mettler-Toledo International, Inc.*	504	149,461
NanoString Technologies, Inc.*	3,449	52,459
Thermo Fisher Scientific, Inc.	2,357	295,497
Total Life Sciences Tools & Services		1,432,360
Pharmaceuticals — 8.3%
Bayer AG(a)	1,616	219,122
Bristol-Myers Squibb Co.	342	20,339
Johnson & Johnson	931	87,495
Novartis AG(a)	2,665	259,091
Roche Holding AG(a)	3,282	112,097
Total Pharmaceuticals		698,144
Semiconductors & Semiconductor Equipment — 5.0%
NVIDIA Corp.	18,837	423,456
Software — 1.1%
Splunk, Inc.*	1,505	93,265
Total Common Stocks (Cost $8,489,891)		8,439,794
MONEY MARKET FUND — 0.0%†
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.04%(b) (Cost $3,432)	3,432	3,432
Total Investments — 100.0% (Cost $8,493,323)		8,443,226
Other Assets in Excess of Liabilities — 0.0%†		1,035
Net Assets — 100.0%		$8,444,261

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of August 31, 2015.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Industrial Innovation ETF

August 31, 2015

Investments	Shares	Value
COMMON STOCKS — 99.9%
Aerospace & Defense — 7.3%
Aerojet Rocketdyne Holdings, Inc.*	10,666	$219,400
Aerovironment, Inc.*	10,534	253,343
Elbit Systems Ltd.	2,292	175,819
Orbital ATK, Inc.	2,047	154,978
Rockwell Collins, Inc.	1,613	132,024
Total Aerospace & Defense		935,564
Auto Components – 4.7%
Autoliv, Inc.	2,004	204,709
Delphi Automotive PLC	5,233	395,196
Total Auto Components		599,905
Automobiles — 5.9%
Tesla Motors, Inc.*	3,059	761,875
Chemicals — 1.0%
Monsanto Co.	1,356	132,413
Diversified Consumer Services — 1.0%
2U, Inc.*	3,724	130,228
Electrical Equipment — 3.9%
Allied Motion Technologies, Inc.	5,636	107,197
Rockwell Automation, Inc.	3,486	389,839
Total Electrical Equipment		497,036
Electronic Equipment, Instruments & Components — 9.5%
Cognex Corp.	9,120	324,307
FARO Technologies, Inc.*	5,255	204,157
Trimble Navigation Ltd.*	36,525	690,322
Total Electronic Equipment, Instruments & Components		1,218,786
Health Care Equipment & Supplies — 6.1%
Accuray, Inc.*	23,676	163,127
Align Technology, Inc.*	4,518	255,719
Intuitive Surgical, Inc.*	465	237,592
Mazor Robotics Ltd.*(a)	10,385	123,166
Total Health Care Equipment & Supplies		779,604
Household Durables — 2.9%
Panasonic Corp.(a)	34,022	372,031
Internet & Catalog Retail — 2.1%
Amazon.com, Inc.*	519	266,190

Investments	Shares	Value
Internet Software & Services — 9.0%
Cornerstone OnDemand, Inc.*	10,933	$390,745
Google, Inc., Class C*	366	226,280
Hortonworks, Inc.*	5,191	123,338
LinkedIn Corp., Class A*	2,303	415,922
Total Internet Software & Services		1,156,285
Machinery — 8.6%
Adept Technology, Inc.*	17,766	126,139
ExOne Co. (The)*	20,401	150,355
FANUC Corp.(a)	16,888	459,945
Proto Labs, Inc.*	5,154	375,366
Total Machinery		1,111,805
Semiconductors & Semiconductor Equipment — 17.2%
Ambarella, Inc.*	2,387	228,269
ARM Holdings PLC(a)	8,096	341,327
NVIDIA Corp.	29,609	665,610
NXP Semiconductors NV*	2,963	250,818
Teradyne, Inc.	19,720	355,749
Xilinx, Inc.	8,694	364,192
Total Semiconductors & Semiconductor Equipment		2,205,965
Software — 12.2%
ANSYS, Inc.*	1,548	137,153
Autodesk, Inc.*	10,775	503,731
Dassault Systemes(a)	2,463	171,080
Materialise NV*(a)	37,240	306,485
PTC, Inc.*	7,091	234,854
Splunk, Inc.*	3,395	210,388
Total Software		1,563,691
Technology Hardware, Storage & Peripherals — 8.5%
Stratasys Ltd.*	35,688	1,094,194
Total Common Stocks (Cost $13,819,222)		12,825,572
MONEY MARKET FUND — 0.1%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.04%(b) (Cost $7,275)	7,275	7,275
Total Investments — 100.0% (Cost $13,826,497)		12,832,847
Liabilities in Excess of Other Assets — (0.0)% †		(4,027)
Net Assets — 100.0%		$12,828,820

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of August 31, 2015.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Innovation ETF

August 31, 2015

Investments	Shares	Value
COMMON STOCKS — 100.0%
Aerospace & Defense — 1.1%
TASER International, Inc.*	3,188	$74,599
Auto Components — 1.1%
Delphi Automotive PLC	980	74,010
Automobiles — 5.6%
Tesla Motors, Inc.*	1,578	393,017
Biotechnology — 5.8%
Alnylam Pharmaceuticals, Inc.*	1,067	109,805
Cepheid*	2,167	105,620
Foundation Medicine, Inc.*	4,375	102,987
Invitae Corp.*	8,404	85,805
Total Biotechnology		404,217
Chemicals — 1.1%
Monsanto Co.	818	79,878
Diversified Consumer Services — 1.0%
2U, Inc.*	2,020	70,639
Electronic Equipment, Instruments & Components — 3.5%
Cognex Corp.	2,076	73,822
Trimble Navigation Ltd.*	9,264	175,090
Total Electronic Equipment, Instruments & Components		248,912
Health Care Equipment & Supplies — 2.8%
Align Technology, Inc.*	314	17,772
Cerus Corp.*	36,220	179,651
Total Health Care Equipment & Supplies		197,423
Health Care Technology — 6.6%
athenahealth, Inc.*	2,767	367,928
Medidata Solutions, Inc.*	2,042	98,057
Total Health Care Technology		465,985
Household Durables — 1.2%
Panasonic Corp.(a)	7,768	84,943
Internet & Catalog Retail — 8.1%
Amazon.com, Inc.*	552	283,115
Ctrip.com International Ltd.*(a)	1,250	83,063
Netflix, Inc.*	1,729	198,887
Total Internet & Catalog Retail		565,065
Internet Software & Services — 16.5%
Akamai Technologies, Inc.*	564	40,219
Alibaba Group Holding Ltd.*(a)	1,053	69,624
Cornerstone OnDemand, Inc.*	2,171	77,591
Facebook, Inc., Class A*	2,332	208,551
Hortonworks, Inc.*	4,570	108,583
LinkedIn Corp., Class A*	1,568	283,181
MercadoLibre, Inc.	892	98,165
Tencent Holdings Ltd.(a)	5,700	96,045
Twitter, Inc.*	3,463	96,237
Zillow Group, Inc., Class C*	3,288	81,082
Total Internet Software & Services		1,159,278

Investments	Shares	Value
Life Sciences Tools & Services — 6.9%
Compugen Ltd.*	17,920	$88,166
Illumina, Inc.*	1,594	314,990
Thermo Fisher Scientific, Inc.	632	79,234
Total Life Sciences Tools & Services		482,390
Machinery — 3.9%
ExOne Co. (The)*	9,472	69,809
FANUC Corp.(a)	3,846	104,746
Proto Labs, Inc.*	1,345	97,956
Total Machinery		272,511
Semiconductors & Semiconductor Equipment — 12.3%
Ambarella, Inc.*	819	78,321
ARM Holdings PLC(a)	3,758	158,437
NVIDIA Corp.	10,878	244,538
NXP Semiconductors NV*	1,423	120,457
Teradyne, Inc.	5,829	105,155
Xilinx, Inc.	3,779	158,302
Total Semiconductors & Semiconductor Equipment		865,210
Software — 13.9%
Autodesk, Inc.*	1,522	71,154
FireEye, Inc.*	3,998	151,045
Materialise NV*(a)	13,371	110,043
NetSuite, Inc.*	753	66,904
PTC, Inc.*	1,961	64,948
Red Hat, Inc.*	2,344	169,260
salesforce.com, Inc.*	2,522	174,926
Splunk, Inc.*	2,736	169,550
Total Software		977,830
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc.	660	74,421
Stratasys Ltd.*	17,171	526,463
Total Technology Hardware, Storage & Peripherals		600,884
Total Common Stocks (Cost $7,226,817)		7,016,791
MONEY MARKET FUND — 0.0%†
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.04%(b) (Cost $2,939)	2,939	2,939
Total Investments — 100.0% (Cost $7,229,756)		7,019,730
Other Assets in Excess of Liabilities — 0.0%†		754
Net Assets — 100.0%		$7,020,484

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of August 31, 2015.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Web x.0 ETF

August 31, 2015

Investments	Shares	Value
COMMON STOCKS — 100.0%
Aerospace & Defense — 1.6%
TASER International, Inc.*	8,492	$198,713
Automobiles — 2.4%
Tesla Motors, Inc.*	1,178	293,393
Diversified Consumer Services — 2.3%
2U, Inc.*	8,101	283,292
Electronic Equipment, Instruments & Components — 2.3%
Trimble Navigation Ltd.*	14,970	282,933
Health Care Technology — 8.3%
athenahealth, Inc.*	5,943	790,241
Medidata Solutions, Inc.*	4,409	211,720
Total Health Care Technology		1,001,961
Internet & Catalog Retail — 11.2%
Amazon.com, Inc.*	1,001	513,403
Ctrip.com International Ltd.*(a)	5,551	368,864
Netflix, Inc.*	4,089	470,357
Total Internet & Catalog Retail		1,352,624
Internet Software & Services — 27.7%
Akamai Technologies, Inc.*	3,417	243,666
Alibaba Group Holding Ltd.*(a)	3,431	226,858
Cornerstone OnDemand, Inc.*	9,544	341,103
Facebook, Inc., Class A*	5,110	456,987
Google, Inc., Class C*	231	142,816
Hortonworks, Inc.*	14,902	354,072
LinkedIn Corp., Class A*	3,363	607,358
MercadoLibre, Inc.	1,569	172,668
New Relic, Inc.*	959	31,225
SouFun Holdings Ltd.(a)	23,567	128,676
Tencent Holdings Ltd.(a)	17,759	299,239
Twitter, Inc.*	6,875	191,056
Zillow Group, Inc., Class C*	6,300	155,358
Total Internet Software & Services		3,351,082

Investments	Shares	Value
Semiconductors & Semiconductor Equipment — 16.1%
Ambarella, Inc.*	2,369	$226,547
ARM Holdings PLC(a)	8,850	373,116
NVIDIA Corp.	31,251	702,523
NXP Semiconductors NV*	3,627	307,026
Xilinx, Inc.	8,007	335,413
Total Semiconductors & Semiconductor Equipment		1,944,625
Software — 25.2%
Autodesk, Inc.*	3,203	149,740
CyberArk Software Ltd.*	2,310	117,926
FireEye, Inc.*	10,309	389,474
Guidewire Software, Inc.*	2,198	122,890
HubSpot, Inc.*	4,869	230,255
NetSuite, Inc.*	2,551	226,656
PTC, Inc.*	5,964	197,528
Red Hat, Inc.*	6,590	475,864
salesforce.com, Inc.*	6,141	425,940
ServiceNow, Inc.*	3,483	247,154
Splunk, Inc.*	7,593	470,538
Total Software		3,053,965
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	2,040	230,030
Textiles, Apparel & Luxury Goods — 1.0%
Under Armour, Inc., Class A*	1,265	120,845
Total Common Stocks (Cost $11,328,573)		12,113,463
MONEY MARKET FUND — 0.1%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.04%(b) (Cost $5,977)	5,977	5,977
Total Investments — 100.1% (Cost $11,334,550)		12,119,440
Liabilities in Excess of Other Assets — (0.1)%		(8,807)
Net Assets — 100.0%		$12,110,633

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of August 31, 2015.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

August 31, 2015

	ARK Genomic Revolution Multi-Sector ETF	ARK Industrial Innovation ETF	ARK Innovation ETF	ARK Web x.0 ETF
ASSETS:
Investments at value (Note 2)	$8,443,226	$12,832,847	$7,019,730	$12,119,440
Receivables:
Dividends	2,535	7,330	1,472	3,047
Investment securities sold	52,442	38,601	17,937	36,847
Reclaims	465	1,359	—	—
Total Assets	8,498,668	12,880,137	7,039,139	12,159,334
LIABILITIES:
Payables:
Investment securities purchased	49,850	38,131	17,552	36,315
Management fees (Note 3)	4,557	13,186	1,103	12,386
Total Liabilities	54,407	51,317	18,655	48,701
NET ASSETS	$8,444,261	$12,828,820	$7,020,484	$12,110,633
NET ASSETS CONSIST OF:
Paid-in capital	$8,762,611	$13,814,580	$7,131,894	$11,246,710
Accumulated net investment income (loss)	(24,163)	444	264	725
Accumulated net realized gain (loss) on investments	(244,090)	7,446	98,352	78,308
Net unrealized appreciation (depreciation) on investments	(50,097)	(993,650)	(210,026)	784,890
NET ASSETS	$8,444,261	$12,828,820	$7,020,484	$12,110,633
Shares outstanding	405,000	700,000	350,000	550,000
Net asset value, per share	$20.85	$18.33	$20.06	$22.02
Investment at cost	$8,493,323	$13,826,497	$7,229,756	$11,334,550

See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended August 31, 2015

	ARK Genomic Revolution Multi-Sector ETF(1)	ARK Industrial Innovation ETF(2)	ARK Innovation ETF(1)	ARK Web x.0 ETF(2)
INVESTMENT INCOME:
Dividend income	$29,727	$54,191	$14,268	$27,655
Foreign withholding tax	(2,148)	(968)	(259)	(33)
Total Income	27,579	53,223	14,009	27,622
EXPENSES:
Management fees (Note 3)	54,904	91,504	50,407	86,384
Total Expenses	54,904	91,504	50,407	86,384
Net Investment Loss(3)	(27,325)	(38,281)	(36,398)	(58,762)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(244,090)	46,171	135,014	137,795
Net change in unrealized appreciation (depreciation) on investments	(50,097)	(993,650)	(210,026)	784,890
Net realized and unrealized gain (loss) on investments	(294,187)	(947,479)	(75,012)	922,685
Net Increase (Decrease) in Net Assets Resulting from Operations	$(321,512)	$(985,760)	$(111,410)	$863,923
(1)	Represents the period October 31, 2014 (commencement of operations) to August 31, 2015.
(2)	Represents the period September 30, 2014 (commencement of operations) to August 31, 2015.
(3)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution Multi-Sector ETF	ARK Industrial Innovation ETF	ARK Innovation ETF	ARK Web x.0 ETF
	October 31, 2014* to August 31, 2015	September 30, 2014* to August 31, 2015	October 31, 2014* to August 31, 2015	September 30, 2014* to August 31, 2015
OPERATIONS:
Net investment loss(1)	$(27,325)	$(38,281)	$(36,398)	$(58,762)
Net realized gain (loss) on investments	(244,090)	46,171	135,014	137,795
Net change in unrealized appreciation (depreciation) on investments	(50,097)	(993,650)	(210,026)	784,890
Net increase (decrease) in net assets resulting from operations	(321,512)	(985,760)	(111,410)	863,923
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,665,773	13,814,580	7,131,894	11,246,710
Net increase in net assets resulting from shareholder transactions	8,665,773	13,814,580	7,131,894	11,246,710
Increase in net assets	8,344,261	12,828,820	7,020,484	12,110,633
NET ASSETS:
Beginning of period	100,000	—	—	—
End of period	$8,444,261	$12,828,820	$7,020,484	$12,110,633
Accumulated net investment income (loss) included in net assets at end of period	$(24,163)	$444	$264	$725
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,000	—	—	—
Shares sold	400,000	700,000	350,000	550,000
Shares outstanding, end of period	405,000	700,000	350,000	550,000
*	Commencement of operations.
(1)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Financial Highlights
ARK Genomic Revolution Multi-Sector ETF

For a share outstanding throughout the period presented.

	For the Period October 31, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.09)
Net realized and unrealized gain on investments	0.94
Total gain from investment operations	0.85
Net asset value, end of period	$20.85
Market value, end of period	$21.13
Total Return at Net Asset Value(3)	4.25%
Total Return at Market Value(3)	5.65%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$8,444
Ratio to average net assets of:
Expenses	0.95	%(4)
Net investment loss(5)	(0.47	)%(4)
Portfolio turnover rate(6)	65%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Industrial Innovation ETF

For a share outstanding throughout the period presented.

	For the Period September 30, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.07)
Net realized and unrealized loss on investments	(1.60)
Total loss from investment operations	(1.67)
Net asset value, end of period	$18.33
Market value, end of period	$18.43
Total Return at Net Asset Value(3)	(8.35)%
Total Return at Market Value(3)	(7.85)%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$12,829
Ratio to average net assets of:
Expenses	0.95	%(4)
Net investment loss(5)	(0.40	)%(4)
Portfolio turnover rate(6)	86%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Innovation ETF

For a share outstanding throughout the period presented.

	For the Period October 31, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.12)
Net realized and unrealized gain on investments	0.18
Total gain from investment operations	0.06
Net asset value, end of period	$20.06
Market value, end of period	$20.10
Total Return at Net Asset Value(3)	0.30%
Total Return at Market Value(3)	0.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$7,020
Ratio to average net assets of:
Expenses	0.95	%(4)
Net investment loss(5)	(0.69	)%(4)
Portfolio turnover rate(6)	108%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (concluded)
ARK Web x.0 ETF

For a share outstanding throughout the period presented.

	For the Period September 30, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.13)
Net realized and unrealized gain on investments	2.15
Total gain from investment operations	2.02
Net asset value, end of period	$22.02
Market value, end of period	$21.92
Total Return at Net Asset Value(3)	10.10%
Total Return at Market Value(3)	9.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$12,111
Ratio to average net assets of:
Expenses	0.95	%(4)
Net investment loss(5)	(0.65	)%(4)
Portfolio turnover rate(6)	103%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
August 31, 2015

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on June 7, 2013. As of August 31, 2015, the Trust consisted of four (4) investment portfolios: ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of each Fund is long-term growth of capital. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust had no operations from its initial registration until each Fund’s respective commencement of operations date other than matters relating to its organization and registration and the sale and issuance to ARK Investment Management LLC of 5,000 shares at an aggregate purchase price of $100,000 in ARK Genomic Revolution Multi-Sector ETF.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (“Adviser”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (“Board”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.

Fair Value Measurement

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (ii) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)
August 31, 2015

The following is a summary of the valuations as of August 31, 2015, for each Fund based upon the three levels defined above:

ARK Genomic Revolution Multi-Sector ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$8,439,794	$—	$—	$8,439,794
Money Market Fund	3,432	—	—	3,432
Total	$8,443,226	$—	$—	$8,443,226

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$12,825,572	$—	$—	$12,825,572
Money Market Fund	7,275	—	—	7,275
Total	$12,832,847	$—	$—	$12,832,847

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$7,016,791	$—	$—	$7,016,791
Money Market Fund	2,939	—	—	2,939
Total	$7,019,730	$—	$—	$7,019,730

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$12,113,463	$—	$—	$12,113,463
Money Market Fund	5,977	—	—	5,977
Total	$12,119,440	$—	$—	$12,119,440
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 3 investments held in a Fund as of August 31, 2015.

The Funds’ policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended August 31, 2015.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on the accrual basis.

3. Management and Other Agreements

Management

Each Fund pays the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.95% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive structure. Subject to the supervision of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements  (continued)
August 31, 2015

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

Other Service Providers

Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Chief Financial Officer to the Trust. Neither the Distributor, FMS nor any of their officers or employees who serve as an officer of the Trust, has any role in determining the investment policies of, or which securities are to be purchased or sold by, the Trust or its Funds.

Board of Trustees

During the period ended August 31, 2015, each Independent Trustee was paid quarterly in arrears a $20,000 annual fee for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chair of the Board or Chair of the Audit Committee also received an annual fee of $5,000 for such service. During the period ended August 31, 2015, no officer, director or employee of the Advisor received any compensation from the Trust.

4. Creation and Redemption Transactions

As of August 31, 2015, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended August 31, 2015 were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution Multi-Sector ETF	$4,549,718	$4,330,614
ARK Industrial Innovation ETF	9,023,158	8,881,333
ARK Innovation ETF	6,866,025	6,810,112
ARK Web x.0 ETF	9,837,438	9,759,709

For the period ended August 31, 2015, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution Multi-Sector ETF	$8,514,876	$—
ARK Industrial Innovation ETF	13,631,425	—
ARK Innovation ETF	7,036,125	—
ARK Web x.0 ETF	11,113,451	—

Notes to Financial Statements  (continued)
August 31, 2015

6. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2015), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of August 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At August 31, 2015, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution Multi-Sector ETF	$8,509,912	$505,878	$(572,564)	$(66,686)
ARK Industrial Innovation ETF	13,944,021	540,909	(1,652,083)	(1,111,174)
ARK Innovation ETF	7,282,610	557,893	(820,773)	(262,880)
ARK Web x.0 ETF	11,407,303	1,279,364	(567,227)	712,137

At August 31, 2015, the components of distributable earnings/loss on a tax basis were as follows:

Fund	Undistributed Income	Accumulated Capital Gains/(Losses)	Timing Difference	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
ARK Genomic Revolution Multi-Sector ETF	$—	$—	$(251,664)	$(66,686)	$(318,350)
ARK Industrial Innovation ETF	125,414	—	—	(1,111,174)	(985,760)
ARK Innovation ETF	151,470	—	—	(262,880)	(111,410)
ARK Web x.0 ETF	151,786	—	—	712,137	863,923

At August 31, 2015, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gains/(Losses)	Paid-in Capital
ARK Genomic Revolution Multi-Sector ETF	$3,162	$—	$(3,162)
ARK Industrial Innovation ETF	38,725	(38,725)	—
ARK Innovation ETF	36,662	(36,662)	—
ARK Web x.0 ETF	59,487	(59,487)	—

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended August 31, 2015, the Funds incurred and elected to defer to September 1, 2015 Post-October Losses and ordinary income losses as follows:

Fund	Late Year Ordinary Deferral	Capital Post-October Loss
ARK Genomic Revolution Multi-Sector ETF	$24,390	$227,274
ARK Industrial Innovation ETF	—	—
ARK Innovation ETF	—	—
ARK Web x.0 ETF	—	—

Notes to Financial Statements (concluded)
August 31, 2015

7. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Investment Concentration

Concentration Risk: The ARK Genomic Revolution Multi-Sector ETF will be concentrated in issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The ARK Innovation ETF will not be concentrated in any industry.

As of August 31, 2015, the ARK Genomic Revolution Multi-Sector ETF had more than 25% of its assets invested in the biotechnology industry and the ARK Web x.0 ETF had more than 25% of its assets invested in each of the Internet software & services and software industries. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

9. Subsequent Events

Subsequent events occurring after the date of this Report have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
ARK ETF Trust

We have audited the accompanying statements of assets and liabilities of the ARK Genomic Revolution Multi-Sector ETF, ARK Innovation ETF, ARK Industrial Innovation ETF, and ARK Web x.0 ETF (the “Funds”), each a series of ARK ETF Trust, including the schedules of investments, as of August 31, 2015, and with respect to the ARK Genomic Revolution Multi-Sector ETF and ARK Innovation ETF, the related statement of operations, the statement of changes in net assets and financial highlights for the period October 31, 2014 (commencement of operations) through August 31, 2015, with respect to the ARK Industrial Innovation ETF and ARK Web x.0 ETF, the related statement of operations, the statement of changes in net assets and financial highlights for the period September 30, 2014 (commencement of operations) through August 31, 2015. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ARK Genomic Revolution Multi-Sector ETF, ARK Innovation ETF, ARK Industrial Innovation ETF, and ARK Web x.0 ETF as of August 31, 2015, and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 23, 2015

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-Q the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The ARK ETF Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-212-426-7040. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling 1-212-426-7040 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-212-426-7040 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

Board of Trustees and Executive Officers (Unaudited)

Trustees and Executive Officers. Information about the Trustees and Executive Officers of the Trust as of August 31, 2015, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, is set forth in the table below.

Independent Trustees

Name, Address(1) and Age	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held By Trustee During Past Five Years
Scott R. Chichester, 45	Trustee	Since June 30, 2014	Chief Financial Officer, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); Chief Financial Officer, Sterling Seal & Supply Inc. (since 2011); President and Treasurer, Bayview Acquisition Corp (since 2010); CPA, Penda Aiken Inc. (2009 – 2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).
Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011); Director of Bayview Acquisition Corp (since 2010); Trustee of Global X Funds (since 2008).
Darlene T. DeRemer, 59	Trustee	Since June 30, 2014	Managing Partner, Grail Partners LLC (since 2005).	Trustee, Member of Executive Committee and Chair of Investment and Endowment Committee of Syracuse University (since 2010).
Robert G. Zack, 67	Trustee	Since June 30, 2014	Adjunct Professor at the University of Virginia School of Law; Counsel, Dechert LLP (2012 – 2014); Executive Vice President, OppenheimerFunds, Inc. (2004 – 2011); General Counsel, OppenheimerFunds, Inc. (2002 – 2010); Secretary and General Counsel, Oppenheimer Acquisition Corp. (2001 – 2011); Executive Vice President, General Counsel and Director, OFI Trust Co. (2001 – 2011); Vice President and Secretary, Oppenheimer funds (2002 – 2011).	Trustee of University of Virginia Law School Foundation (since 2011).
(1)	The address for each Trustee and officer is 155 West 19th Street, Fifth Floor, New York, NY 10011.
(2)	Each Trustee serves until resignation, death, retirement or removal.

Interested Trustee

Name, Address(1) and Age	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held By Trustee During Past Five Years
Catherine D. Wood, 59	Chief Executive Officer, Chief Investment Officer and Trustee	Since June 7, 2013	Managing Member, Founder and Chief Executive Officer, ARK Investment Management LLC (since 2013); President, ARK ETF Trust (2014 – 2015); Senior Vice President and Chief Investment Officer of Thematic Portfolios, AllianceBernstein L.P. (2009 – 2013).	None.
(1)	The address for each Trustee and officer is 155 West 19th Street, Fifth Floor, New York, NY 10011.
(2)	Each Trustee serves until resignation, death, retirement or removal.

Board of Trustees and Executive Officers (Unaudited)

Officer Information

Officer’s Name, Address(1) and Age	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During The Past Five Years
Catherine D. Wood, 59	Trustee, Chief Executive Officer and Chief Investment Officer	Since 6/30/14	Managing Member, Founder and Chief Executive Officer, ARK Investment Management LLC (since 2013); President, ARK ETF Trust (2014 – 2015); Senior Vice President and Chief Investment Officer of Strategic Thematic Strategies, AllianceBernstein L.P. (2001 – 2013).
Jane A. Kanter, 66	President; Chief Legal Officer	Since 3/27/15 Since 6/30/14	Chief Operating Officer, General Counsel, ARK Investment Management LLC (since 2014); Of Counsel, Dechert LLP (since 2014); Secretary, ARK ETF Trust (2014 – 2015); Interim Chief Compliance Officer, ARK Investment Management LLC (2014); Interim Chief Compliance Officer, ARK ETF Trust (2014); Partner, Dechert LLP (1997 – 2014).
William C. Cox, 49	Treasurer and Chief Financial Officer	Since 6/30/14	Chief Administrative Officer, Foreside Financial Group, LLC (since 2015); Fund Principal Financial Officer, Foreside Financial Group, LLC (2013 – 2015); Vice President, State Street Corporation (1997 – 2012).
Amy D. Eisenbeis, 51	Chief Compliance Officer; Secretary	Since 12/15/14 Since 3/27/15	Chief Compliance Officer, ARK Investment Management LLC (since 2014); Associate General Counsel, Munder Capital Management (investment adviser) (2004 – 2014); Assistant Secretary, Munder Series Trust (investment company) (2005 – 2014).
Thomas G. Staudt, 27	Vice President	Since 3/27/15	Head of Product Development and Associate Chief Operating Officer, ARK Investment Management LLC (since 2015); Associate Portfolio Manager, ARK Investment Management LLC (2014 – 2015); Account Executive, WILX (2010 – 2012).
(1)	The address for each officer is 155 West 19th Street, Fifth Floor, New York, NY 10011.
(2)	Officers are elected yearly by the Trustees.

The Statement of Additional Information for the Trust includes additional information about the Trustees and is available, without charge, upon request, by calling 1-212-426-7040 collect or visiting our website at www.ark-funds.com.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
155 West 19th Street, Fifth Floor
New York, NY 10011

Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 155 West 19th Street 5th Floor, New York, NY 10011 | 212.426.7040 | info@ark-invest.com | ark-funds.com

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (“Code of Ethics”).

(c)	During the period covered by this report, the Code of Ethics was amended to remove language regarding non-nominal gifts and entertainment that is not so frequent as to raise any questions of impropriety, thereby requiring the Trust’s principal executive and principal financial officers to discuss with the Trust’s Chief Compliance Officer the receipt of any gifts related to the business of the Trust and the receipt of any entertainment from any company with which the Trust has current or prospective business dealings.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from a provision of the Code of Ethics that relates to one or more of the items set forth in paragraph (b) of this Item’s instructions.

(f)	The Code of Ethics is attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Scott R. Chichester is qualified to serve as an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year ended August 31, 2015 were $50,000.

Audit-Related Fees

(b)	The aggregate fees billed in the fiscal year ended August 31, 2015 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

Tax Fees

(c)	The aggregate fees billed in the fiscal year ended August 31, 2015 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $10,000. The services provided for these fees were review of the registrant’s federal and state income tax returns.

All Other Fees

(d)	The aggregate fees billed in the fiscal year ended August 31, 2015 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, were $0.

(e)(1)	The registrant’s audit committee (“Audit Committee”) has adopted an Audit and Non-Audit Services Pre-Approval Policy (“Pre-Approval Policy”) that applies to any and all engagements of the independent auditor to the registrant for audit, non-audit, tax or other services. Pursuant to the Pre-Approval Policy, the Audit Committee is required to pre-approve the audit services and permissible non-audit services proposed to be performed by the independent auditor for the registrant to assure that the independence of the auditor is not in any way compromised or impaired. In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee may either grant general pre-approval of proposed services of the independent auditor through adoption of a list of authorized services together with a budget of expected costs for those services (“general pre-approval”), or specific pre-approval of services provided on a case-by-case basis (“specific pre-approval”). Unless particular services have received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. The annual audit services engagement terms and fees for the independent auditor for the registrant require specific pre-approval of the Audit Committee. The Audit Committee may grant general pre-approval for (i) other audit services, which are those services that only the independent auditor reasonably can provide, (ii) audit related services, (iii) those tax services that have historically been provided by the independent auditor, and (iv) those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services. The Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Audit Committee has not delegated either general or specific pre-approval authority to one or more of its members.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the registrant’s fiscal year ended August 31, 2015 were $0.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the four-month period from May 1, 2015 to August 31, 2015 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ARK ETF Trust

By (Signature and Title)* /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date  10/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date  10/27/15

By (Signature and Title)* /s/ William C. Cox

William C. Cox, Treasurer and Chief Financial Officer

(principal financial officer)

Date  10/27/15

* Print the name and title of each signing officer under his or her signature.